First Security Benefit Life Insurance and Annuity Company of New York

70 West Red Oak Lane, Fourth Floor White Plains, New York 10604

September 27, 2005

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Variable Annuity Account B 1940 Act Registration Number: 811-21613 1933 Act Registration Numbers: 333-118136 and 333-120600 CIK: 0001299953 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	August 25, 2005
American Century Variable Portfolios, Inc.	0000814680	August 18, 2005
Dreyfus Investment Portfolios	0001056707	August 18, 2005
Dreyfus Variable Investment Fund	0000813383	August 10, 2005
Oppenheimer Variable Account Funds	0000752737	September 1, 2005
PIMCO Variable Insurance Trust	0001047304	September 7, 2005
The Potomac Insurance Trust	0001102060	September 8, 2005
Rydex Variable Trust	0001064046	September 2, 2005
SBL Fund	0000217087	September 8, 2005

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance
    and Annuity Company of New York